Shareholders' Equity (Details 1)	6 Months Ended
Jun. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	2,360,647
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	88,759
Granted	144,801
Vested	(825)
Forfeited	(11,608)
Outstanding at end of year	221,127